Offerings	Dec. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt Convertible into Equity
Security Class Title	8.500% Exchangeable Senior Notes due 2029
Amount Registered | shares	75,000,000
Maximum Aggregate Offering Price	$ 75,562,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,435.18
Offering Note	The registration fee is calculated in accordance with Rule 457(o) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This Calculation of Filing Fee Table shall be deemed to update the Calculation of Filing Fee Table in the registrants' Registration Statement on Form S-3 (Nos. 333-280211 and 333-280211-01), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 8.500% Exchangeable Senior Notes due 2029
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The 8.500% Exchangeable Senior Notes due 2029 (the "Notes") are guaranteed by PennyMac Mortgage Investment Trust. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, par value $0.01
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Includes an indeterminate number of common shares of beneficial interest, par value $0.01 per share (the "Common Shares"), of PennyMac Mortgage Investment Trust issuable upon exchange of the Notes. Pursuant to Rule 457(i) under the Securities Act, no separate registration fee is required for the Common Shares issuable upon exchange of the Notes because no additional consideration is to be received in connection with the exercise of the exchange privilege of the Notes.